Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

The ultimate controlling party of the Group is Planwise Group Ltd.

Rasna Therapeutics Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Rasna is also party to a Shared Services agreement with Tiziana whereby Rasna is charged for shared services such as the payroll and rent. During 2020, Tiziana extended a loan to Rasna for $72,000 at an interest rate of 8% per annum. As of December 31, 2021, $106k (2020: $78k, 2019: $5k) was owed to Tiziana Life Sciences Ltd in respect of the loan and shared services agreement. The total charged under the shared services agreement in the year ending 31 December 2021 was $11k.

In addition to the above, on April 16, 2020, Tiziana also acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D; a.k.a. Dactinomycin), from Rasna to expand its pipeline for a consideration of an initial $120k upfront payment and milestone payments of up to an additional aggregate $630k (also see note 26). There were no milestone payments due in the year ending 31 December 2021.

OKYO Pharma Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. OKYO is also party to a Shared Services agreement with Tiziana whereby OKYO is charged for shared services such as the payroll and rent. As of December 31, 2021, $42k (2020: $27k, 2019 $28k) was owed to Tiziana Life Sciences Ltd in respect of this agreement. The total charged under the shared services agreement in the year ending 31 December 2021 was $98k.

Gensignia Lifesciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. As of December 31, 2021, $295k (2020: $348k, 2019: $320k) was owed to Tiziana Life Sciences Ltd in respect of a loan facility, which is past due Interest is due on the loan however the board have waived all interest charges to date. However the board are considering mechanism’s for settlement and believe this to be likely. There were no transactions during the year to December 31, 2021.

Accustem Sciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Accustem is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as payroll and rent As of December 31, 2021, $1,341k (2020: $1,346k) was the net amount owed to Accustem, made up of cash payable of $1,355k less shared service costs of $14k.